Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	This Form N-CSR/A is being filed solely to amend the original Form N-CSR previously filed for the reporting period ending April 30,2026, on July 2, 2026. After the issuance of the annual report and financial statements, management determined that certain data included in the filing required revision due to an error in the computation of the ratios of expenses and net investment income to average net assets as well as a clerical error disclosed in the notes to the financial statements. The purpose of this amendment isto correct the net expense ratio disclosed in the tailored shareholder report issued for the Wilmington Broad Market Bond Fund –Class A shares (the “Fund”) and the net expense ratio and net investment income ratio disclosed in the financial highlights. Additionally, corrections have been made for the contractual expense limitation rates disclosed in the notes to the financial statements for the Wilmington Municipal Bond Fund along with an update to the footnote for the Wilmington Broad Market Bond Fund for shareholder service fees voluntarily waived. Except for the specific revisions described in this amendment, no other changes have been made to the Funds’ shareholder report, financial statements, or disclosures, and this filing does not reflect events occurring after the date of the original Form N-CSR filing. All other information contained in the original filing remains unchanged and is incorporated herein by reference.
Registrant Name	Wilmington Funds
Entity Central Index Key	0000830744
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000015044 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Enhanced DividendIncome Strategy Fund
Class Name	Class I
Trading Symbol	WDIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington Enhanced Dividend Income Strategy Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Enhanced Dividend Income Strategy Fund (Class I)	$58	0.50%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund’s Class I shares returned 30.68%.
  U.S. Equities posted strong returns as underlying economic growth remained robust.
  The U.S. Federal Reserve (the “Fed”) lowered its target fed-funds rate, albeit modestly, as it balanced the potential for slowing economy against the possibility of lingering inflation.
  Higher dividend yielding stocks lagged with investors favoring pro-cyclical areas of the market.
What contributed to performance?
Stock selection was the biggest positive contributor to relative performance. Individual stock selection within the Financials sector accounted for the majority of the positive impact. Morgan Stanley (MS), Bank of America (BAC), and JPMorgan (JPM) appreciated during the period as the prospects for reduced regulation along with the expectation for a lower rate environment boosted returns.
What detracted from performance?
The biggest individual factor detractor was dividend yield. Dividend yield is the Fund’s largest active factor exposure. Given the income focus of the Fund, we would expect to maintain an overweight allocation to the dividend yield factor. Holdings within the Communications Services sector also negatively impacted relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington Enhanced Dividend Income Strategy Fund from April 30, 2016 to April 30, 2026, compared to the Russell 1000® Index (broad-based securities market index) and Russell 1000® Value Index.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Enhanced Dividend Income Strategy Fund — Class I	30.68%	10.73%	9.22%
Russell 1000® Index	30.42%	12.32%	15.01%
Russell 1000® Value Index	29.25%	10.29%	11.22%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visitwww.wilmingtonfunds.com.
Net Assets	$ 93,738,371
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 41,015
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$93,738,371
Total number of portfolio holdings	46
Total advisory fees paid	$41,015
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	98.9%
Money Market Fund	1.1%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	22.5%
Information Technology	15.1%
Health Care	13.5%
Industrials	11.2%
Energy	9.4%
Consumer Staples	7.3%
Utilities	5.9%
Communication Services	4.7%
Consumer Discretionary	4.1%
Real Estate	3.7%
Materials	1.5%

C000015042 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Enhanced DividendIncome Strategy Fund
Class Name	Class A
Trading Symbol	WDIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington Enhanced Dividend Income Strategy Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Enhanced Dividend Income Strategy Fund (Class A)	$86	0.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund’s Class A shares (excluding sales load) returned 30.37%. The fund posted similar returns to its index.
  U.S. Equities posted strong returns as underlying economic growth remained robust.
  The U.S. Federal Reserve (the “Fed”) lowered its target fed-funds rate, albeit modestly, as it balanced the potential for slowing economy against the possibility of lingering inflation.
  Higher dividend yielding stocks lagged with investors favoring pro-cyclical areas of the market.
What contributed to performance?
Stock selection was the biggest positive contributor to relative performance. Individual stock selection within the Financials sector accounted for the majority of the positive impact. Morgan Stanley (MS), Bank of America (BAC), and JPMorgan (JPM) appreciated during the period as the prospects for reduced regulation along with the expectation for a lower rate environment boosted returns.
What detracted from performance?
The biggest individual factor detractor was dividend yield. Dividend yield is the Fund’s largest active factor exposure. Given the income focus of the Fund, we would expect to maintain an overweight allocation to the dividend yield factor. Holdings within the Communications Services sector also negatively impacted relative performance.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington Enhanced Dividend Income Strategy Fund, assuming the maximum sales load of 5.5%, from April 30, 2016 to April 30, 2026, compared to the Russell 1000® Index (broad-based securities market index) and Russell 1000® Value Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Enhanced Dividend Income Strategy Fund — Class A (including 5.5% maximum sales load)	23.21%	9.21%	8.34%
Wilmington Enhanced Dividend Income Strategy Fund — Class A (excluding sales load)	30.37%	10.45%	8.96%
Russell 1000® Index	30.42%	12.32%	15.01%
Russell 1000® Value Index	29.25%	10.29%	11.22%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visitwww.wilmingtonfunds.com.
Net Assets	$ 93,738,371
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 41,015
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$93,738,371
Total number of portfolio holdings	46
Total advisory fees paid	$41,015
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	98.9%
Money Market Fund	1.1%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	22.5%
Information Technology	15.1%
Health Care	13.5%
Industrials	11.2%
Energy	9.4%
Consumer Staples	7.3%
Utilities	5.9%
Communication Services	4.7%
Consumer Discretionary	4.1%
Real Estate	3.7%
Materials	1.5%

C000015051 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Broad Market Bond Fund
Class Name	Class A
Trading Symbol	WABMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington Broad Market Bond Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Broad Market Bond Fund (Class A)	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund’s A shares (excluding sales load) returned 3.32%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 4.06%.
What contributed to performance?
The Fund’s increased allocation to corporate securities as well as a slight overweight allocation to agency mortgage-backed securities contributed positively towards our relative performance for the annual period.
What detracted from performance?
The Fund’s slightly lower average corporate maturity profile versus the Index detracted from relative performance as 20+ year corporates outperformed over the annual period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington Broad Market Bond Fund, assuming the maximum sales load of 4.5%, from April 30, 2016 to April 30, 2026, compared to the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Broad Market Bond Fund — Class A (including 4.5% maximum sales load)	(1.32)%	(1.01)%	0.81%
Wilmington Broad Market Bond Fund — Class A (excluding sales load)	3.32%	(0.10)%	1.28%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Net Assets	$ 698,938,724
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 2,226,420
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$698,938,724
Total number of portfolio holdings	426
Total advisory fees paid	$2,226,420
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Corporate Bonds	37.0%
U.S. Treasury Obligations	33.8%
Mortgage-Backed Securities	27.0%
Cash Collateral Invested for Securities on Loan	1.4%
Government Agencies	0.8%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
U.S. Government Agency Securities	27.0%
U.S. Treasury Obligations	33.8%
AA / Aa	1.4%
A	11.1%
BBB / Baa	24.5%
BB / Ba	0.8%
Not Rated	1.4%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ.
C000015053 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Broad Market Bond Fund
Class Name	Class I
Trading Symbol	WIBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington Broad Market Bond Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Broad Market Bond Fund (Class I)	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund's Class I shares returned 3.60%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index (the “Index”) returned 4.06%.
What contributed to performance?
The Fund’s increased allocation to corporate securities as well as a slight overweight allocation to agency mortgage-backed securities contributed positively towards our relative performance for the annual period.
What detracted from performance?
The Fund’s slightly lower average corporate maturity profile versus the Index detracted from relative performance as 20+ year corporates outperformed over the annual period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington Broad Market Bond Fund from April 30, 2016 to April 30, 2026, compared to the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Broad Market Bond Fund — Class I	3.60%	0.21%	1.60%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Net Assets	$ 698,938,724
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 2,226,420
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$698,938,724
Total number of portfolio holdings	426
Total advisory fees paid	$2,226,420
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Corporate Bonds	37.0%
U.S. Treasury Obligations	33.8%
Mortgage-Backed Securities	27.0%
Cash Collateral Invested for Securities on Loan	1.4%
Government Agencies	0.8%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
U.S. Government Agency Securities	27.0%
U.S. Treasury Obligations	33.8%
AA / Aa	1.4%
A	11.1%
BBB / Baa	24.5%
BB / Ba	0.8%
Not Rated	1.4%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ.
C000015059 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington International Fund
Class Name	Class I
Trading Symbol	WINIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington International Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington International Fund (Class I)	$97	0.83%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund’s Class I shares returned 33.02%.
  The Wilmington International Fund had positive performance and outperformed the benchmark, the MSCI All Country World ex-US Index, during the year.
  The portfolio’s European growth manager and Emerging Markets manager outperformed their respective regional benchmarks, while the European value manager underperformed its regional benchmark.
  The market environment was marked by trade negotiations between nations, continued strength in AI infrastructure spending, easing rates by the Fed, and increased geopolitical risk with the onset of the Iran conflict in the later part of the period.
What contributed to performance?
Relative to the benchmark, the Fund had strong selection across several sectors, most notably technology (Aspeed Technoloy, SK Hynix). Selection was also strong in health care (Galderma Group, Roche Holdings) and financials (Bawag Group). Modest underweighting to consumer discretionary also contributed to performance. From a region/country perspective, the Fund had its strongest selection in South Korea, Taiwan, and Switzerland. Modest underweighting to China and Saudi Arabia also contributed to performance.
What detracted from performance?
Relative to the benchmark, selection in industrials (Genuit Group, DiDi Global) and, to a lesser extent, consumer staples (Tate & Lyle) detracted from performance. Modest underweighting to energy and overweighting to consumer staples also detracted from performance. From a region/country perspective, selection in the UK and China detracted from performance. An underweight to South Korea also detracted. The Fund’s overweighting to smaller cap stocks also detracted from performance during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington International Fund from April 30, 2016 to April 30, 2026, compared to the MSCI ACWI ex-US Net Index.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington International Fund — Class I	33.02%	7.26%	8.65%
MSCI ACWI ex-US Net Index	32.20%	8.38%	9.10%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visit www.wilmingtonfunds.com.
Net Assets	$ 572,064,771
Holdings Count | Holding	364
Advisory Fees Paid, Amount	$ 3,481,950
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$572,064,771
Total number of portfolio holdings	364
Total advisory fees paid	$3,481,950
Portfolio turnover rate as of the end of the reporting period	34%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	91.2%
Cash Collateral Invested for Securities on Loan	3.7%
Exchange-Traded Funds	2.9%
Money Market Fund	2.2%
Long Equity Index Futures (Notional Value)	2.3%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	22.1%
Information Technology	18.1%
Industrials	13.2%
Consumer Discretionary	7.8%
Health Care	6.8%
Consumer Staples	5.7%
Materials	5.0%
Communication Services	4.7%
Energy	4.1%
Utilities	2.2%
Real Estate	1.5%
COUNTRY ALLOCATION
(as a % of Total Investments)
Japan	13.1%
United Kingdom	9.2%
Taiwan	8.0%
United States	7.9%
Canada	7.0%
China	6.5%
South Korea	5.7%
France	4.8%
Germany	4.4%
Netherlands	2.8%
Australia	2.1%
Hong Kong	2.1%
Brazil	1.6%
South Africa	1.5%
Spain	1.5%
Sweden	1.4%
Mexico	1.4%
Austria	1.2%
Norway	1.2%
Switzerland	1.2%
India	1.1%
Other Countries	8.4%

C000015057 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington International Fund
Class Name	Class A
Trading Symbol	WINAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington International Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington International Fund (Class A)	$126	1.08%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund’s Class A shares (excluding sales load) returned 32.64%.
  The Wilmington International Fund had positive performance and outperformed the benchmark, the MSCI All Country World ex-US Index, during the year.
  The portfolio’s European growth manager and Emerging Markets manager outperformed their respective regional benchmarks, while the European value manager underperformed its regional benchmark.
  The market environment was marked by trade negotiations between nations, continued strength in AI infrastructure spending, easing rates by the Fed, and increased geopolitical risk with the onset of the Iran conflict in the later part of the period.
What contributed to performance?
Relative to the benchmark, the Fund had strong selection across several sectors, most notably technology (Aspeed Technoloy, SK Hynix). Selection was also strong in health care (Galderma Group, Roche Holdings) and financials (Bawag Group). Modest underweighting to consumer discretionary also contributed to performance. From a region/country perspective, the Fund had its strongest selection in South Korea, Taiwan, and Switzerland. Modest underweighting to China and Saudi Arabia also contributed to performance.
What detracted from performance?
Relative to the benchmark, selection in industrials (Genuit Group, DiDi Global) and, to a lesser extent, consumer staples (Tate & Lyle) detracted from performance. Modest underweighting to energy and overweighting to consumer staples also detracted from performance. From a region/country perspective, selection in the UK and China detracted from performance. An underweight to South Korea also detracted. The Fund’s overweighting to smaller cap stocks also detracted from performance during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington International Fund, assuming the maximum sales load of 5.5%, from April 30, 2016 to April 30, 2026, compared to the MSCI ACWI ex-US Net Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington International Fund — Class A (including 5.5% maximum sales load)	25.32%	5.78%	7.83%
Wilmington International Fund — Class A (excluding sales load)	32.64%	6.98%	8.44%
MSCI ACWI ex-US Net Index	32.20%	8.38%	9.10%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Net Assets	$ 572,064,771
Holdings Count | Holding	364
Advisory Fees Paid, Amount	$ 3,481,950
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$572,064,771
Total number of portfolio holdings	364
Total advisory fees paid	$3,481,950
Portfolio turnover rate as of the end of the reporting period	34%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	91.2%
Cash Collateral Invested for Securities on Loan	3.7%
Exchange-Traded Funds	2.9%
Money Market Fund	2.2%
Long Equity Index Futures (Notional Value)	2.3%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Financials	22.1%
Information Technology	18.1%
Industrials	13.2%
Consumer Discretionary	7.8%
Health Care	6.8%
Consumer Staples	5.7%
Materials	5.0%
Communication Services	4.7%
Energy	4.1%
Utilities	2.2%
Real Estate	1.5%
COUNTRY ALLOCATION
(as a % of Total Investments)
Japan	13.1%
United Kingdom	9.2%
Taiwan	8.0%
United States	7.9%
Canada	7.0%
China	6.5%
South Korea	5.7%
France	4.8%
Germany	4.4%
Netherlands	2.8%
Australia	2.1%
Hong Kong	2.1%
Brazil	1.6%
South Africa	1.5%
Spain	1.5%
Sweden	1.4%
Mexico	1.4%
Austria	1.2%
Norway	1.2%
Switzerland	1.2%
India	1.1%
Other Countries	8.4%

C000015273 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington New YorkMunicipal Bond Fund
Class Name	Class A
Trading Symbol	WNYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington New York Municipal Bond Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington New York Municipal Bond Fund (Class A)	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund’s Class A shares (excluding sales load) returned 4.98%.
  For the same period, the S&P Intermediate Municipal Bond Index (the “Index”) returned 6.09%.
What contributed to performance?
The Fund’s allocation to IDR/PCR and Port securities contributed positively towards our relative performance for the annual period.
What detracted from performance?
The Fund’s allocation to Higher Education securities contributed negatively towards our relative performance for the annual period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington New York Municipal Bond Fund, assuming the maximum sales load of 4.5%, from April 30, 2016 to April 30, 2026, compared to the Standard & Poor’s Municipal Bond Index (broad-based securities market index), Standard & Poor’s Intermediate Municipal Bond Index and Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington New York Municipal Bond Fund — Class A (including 4.5% maximum sales load)	0.22%	(0.54)%	0.69%
Wilmington New York Municipal Bond Fund — Class A (excluding sales load)	4.98%	0.38%	1.15%
Standard & Poor's Municipal Bond Index	5.99%	0.93%	2.13%
Standard & Poor’s Intermediate Municipal Bond Index	6.09%	1.22%	2.21%
Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index	5.96%	1.43%	2.00%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visitwww.wilmingtonfunds.com.
Net Assets	$ 42,855,527
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$42,855,527
Total number of portfolio holdings	58
Total advisory fees paid	$-
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	21.6%
General Obligations	17.6%
Higher Education	10.7%
Education	10.6%
Airport	7.7%
Medical	6.6%
School District	6.0%
Transportation	4.3%
Development	4.3%
Water	3.8%
Utilities	2.9%
Power	2.5%
Money Market Fund	1.4%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	6.6%
AA / Aa	50.1%
A	24.2%
BBB / Baa	17.7%
Not Rated	1.4%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Ratings Selection [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ.
C000015275 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington New YorkMunicipal Bond Fund
Class Name	Class I
Trading Symbol	WNYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington New York Municipal Bond Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington New York Municipal Bond Fund (Class I)	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund’s Class I shares returned 5.25%.
  For the same period, the S&P Intermediate Municipal Bond Index (the “Index”) returned 6.09%.
What contributed to performance?
The Fund’s allocation to IDR/PCR and Port securities contributed positively towards our relative performance for the annual period.
What detracted from performance?
The Fund’s allocation to Higher Education securities contributed negatively towards our relative performance for the annual period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington New York Municipal Bond Fund from April 30, 2016 to April 30, 2026, compared to the Standard & Poor’s Municipal Bond Index (broad-based securities market index), Standard & Poor’s Intermediate Municipal Bond Index and Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington New York Municipal Bond Fund — Class I	5.25%	0.63%	1.40%
Standard & Poor's Municipal Bond Index	5.99%	0.93%	2.13%
Standard & Poor’s Intermediate Municipal Bond Index	6.09%	1.22%	2.21%
Standard & Poor’s Intermediate Term New York AMT-Free Municipal Bond Index	5.96%	1.43%	2.00%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visitwww.wilmingtonfunds.com.
Net Assets	$ 42,855,527
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$42,855,527
Total number of portfolio holdings	58
Total advisory fees paid	$-
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	21.6%
General Obligations	17.6%
Higher Education	10.7%
Education	10.6%
Airport	7.7%
Medical	6.6%
School District	6.0%
Transportation	4.3%
Development	4.3%
Water	3.8%
Utilities	2.9%
Power	2.5%
Money Market Fund	1.4%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	6.6%
AA / Aa	50.1%
A	24.2%
BBB / Baa	17.7%
Not Rated	1.4%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Ratings Selection [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ.
C000247853 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. TreasuryMoney Market Fund
Class Name	Preferred Institutional Class
Trading Symbol	WTQXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Preferred Institutional Class)	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Net Assets	$ 2,310,025,037
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,091,034
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,310,025,037
Total number of portfolio holdings	26
Total advisory fees paid	$2,091,034

Holdings [Text Block]	What Did the Fund Invest In? (as of April 30, 2026) PORTFOLIO COMPOSITION (as a % of Total Investments)
U.S. Treasury Obligations	58.8%
Repurchase Agreements	40.2%
Money Market Fund	1.0%

C000015425 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. TreasuryMoney Market Fund
Class Name	Service Class
Trading Symbol	WTSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Service Class)	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Net Assets	$ 2,310,025,037
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,091,034
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,310,025,037
Total number of portfolio holdings	26
Total advisory fees paid	$2,091,034

Holdings [Text Block]	What Did the Fund Invest In? (as of April 30, 2026) PORTFOLIO COMPOSITION (as a % of Total Investments)
U.S. Treasury Obligations	58.8%
Repurchase Agreements	40.2%
Money Market Fund	1.0%

C000015424 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. TreasuryMoney Market Fund
Class Name	Select Class
Trading Symbol	WTEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Select Class)	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Net Assets	$ 2,310,025,037
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,091,034
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,310,025,037
Total number of portfolio holdings	26
Total advisory fees paid	$2,091,034

Holdings [Text Block]	What Did the Fund Invest In? (as of April 30, 2026) PORTFOLIO COMPOSITION (as a % of Total Investments)
U.S. Treasury Obligations	58.8%
Repurchase Agreements	40.2%
Money Market Fund	1.0%

C000215930 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. TreasuryMoney Market Fund
Class Name	Institutional Class
Trading Symbol	WTIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Institutional Class)	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Net Assets	$ 2,310,025,037
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,091,034
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,310,025,037
Total number of portfolio holdings	26
Total advisory fees paid	$2,091,034

Holdings [Text Block]	What Did the Fund Invest In? (as of April 30, 2026) PORTFOLIO COMPOSITION (as a % of Total Investments)
U.S. Treasury Obligations	58.8%
Repurchase Agreements	40.2%
Money Market Fund	1.0%

C000015427 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. TreasuryMoney Market Fund
Class Name	Administrative Class
Trading Symbol	WTAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington U.S. Treasury Money Market Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Treasury Money Market Fund (Administrative Class)	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Net Assets	$ 2,310,025,037
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,091,034
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,310,025,037
Total number of portfolio holdings	26
Total advisory fees paid	$2,091,034

Holdings [Text Block]	What Did the Fund Invest In? (as of April 30, 2026) PORTFOLIO COMPOSITION (as a % of Total Investments)
U.S. Treasury Obligations	58.8%
Repurchase Agreements	40.2%
Money Market Fund	1.0%

C000015430 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. GovernmentMoney Market Fund
Class Name	Administrative Class
Trading Symbol	WAGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Administrative Class)	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Net Assets	$ 10,904,821,079
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 10,546,781
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$10,904,821,079
Total number of portfolio holdings	58
Total advisory fees paid	$10,546,781

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	40.3%
U.S. Treasury Obligations	37.3%
U.S. Government Agency Obligations	21.4%
Money Market Funds	1.0%

C000109084 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. GovernmentMoney Market Fund
Class Name	Institutional Class
Trading Symbol	WGOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Institutional Class)	$25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Net Assets	$ 10,904,821,079
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 10,546,781
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$10,904,821,079
Total number of portfolio holdings	58
Total advisory fees paid	$10,546,781

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	40.3%
U.S. Treasury Obligations	37.3%
U.S. Government Agency Obligations	21.4%
Money Market Funds	1.0%

C000015429 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. GovernmentMoney Market Fund
Class Name	Select Class
Trading Symbol	WGEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Select Class)	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Net Assets	$ 10,904,821,079
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 10,546,781
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$10,904,821,079
Total number of portfolio holdings	58
Total advisory fees paid	$10,546,781

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	40.3%
U.S. Treasury Obligations	37.3%
U.S. Government Agency Obligations	21.4%
Money Market Funds	1.0%

C000015428 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. GovernmentMoney Market Fund
Class Name	Service Class
Trading Symbol	WGSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Service Class)	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Net Assets	$ 10,904,821,079
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 10,546,781
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$10,904,821,079
Total number of portfolio holdings	58
Total advisory fees paid	$10,546,781

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	40.3%
U.S. Treasury Obligations	37.3%
U.S. Government Agency Obligations	21.4%
Money Market Funds	1.0%

C000247854 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington U.S. GovernmentMoney Market Fund
Class Name	Preferred Institutional Class
Trading Symbol	WGQXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington U.S. Government Money Market Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington U.S. Government Money Market Fund (Preferred Institutional Class)	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Net Assets	$ 10,904,821,079
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 10,546,781
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$10,904,821,079
Total number of portfolio holdings	58
Total advisory fees paid	$10,546,781

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Repurchase Agreements	40.3%
U.S. Treasury Obligations	37.3%
U.S. Government Agency Obligations	21.4%
Money Market Funds	1.0%

C000107165 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Municipal Bond Fund
Class Name	Class I
Trading Symbol	WTAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington Municipal Bond Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Municipal Bond Fund (Class I)	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund’s Class I shares returned 5.62%.
  For the same period, the S&P Intermediate Municipal Bond Index (the “Index”) returned 6.09%.
What contributed to performance?
The Fund’s allocation to State-level General Obligation and Airport securities as well as a slight overweight to index duration contributed positively towards our relative performance for the annual period.
What detracted from performance?
The Fund’s allocation to Higher Education securities contributed negatively towards our relative performance for the annual period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington Municipal Bond Fund from April 30, 2016 to April 30, 2026, compared to the Standard & Poor's Municipal Bond Index (broad-based securities market index), Standard & Poor’s Intermediate Municipal Bond Index and Standard & Poor’s Investment Grade Intermediate Municipal Bond Index.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Municipal Bond Fund — Class I	5.62%	0.84%	1.65%
Standard & Poor's Municipal Bond Index	5.99%	0.93%	2.13%
Standard & Poor’s Intermediate Municipal Bond Index	6.09%	1.22%	2.21%
Standard & Poor’s Investment Grade Intermediate Municipal Bond Index	6.12%	1.16%	2.14%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visit www.wilmingtonfunds.com .
Net Assets	$ 365,925,155
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 1,147,843
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$365,925,155
Total number of portfolio holdings	202
Total advisory fees paid	$1,147,843
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	22.1%
General Obligations	13.0%
Medical	12.9%
Airport	12.0%
Transportation	8.7%
Higher Education	7.3%
Power	6.8%
School District	6.4%
Water	3.7%
Education	2.8%
Utilities	1.7%
Student Loan	1.2%
Development	0.8%
Tobacco Settlement	0.3%
Money Market Fund	0.3%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	9.4%
AA / Aa	28.4%
A	47.8%
BBB / Baa	11.6%
Not Rated	2.8%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Ratings Selection [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ.
C000107164 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Municipal Bond Fund
Class Name	Class A
Trading Symbol	WTABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington Municipal Bond Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Municipal Bond Fund (Class A)	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund’s Class A shares (excluding sales load) returned 5.26%.
  For the same period, the S&P Intermediate Municipal Bond Index (the “Index”) returned 6.09%.
What contributed to performance?
The Fund’s allocation to State-level General Obligation and Airport securities as well as a slight overweight to index duration contributed positively towards our relative performance for the annual period.
What detracted from performance?
The Fund’s allocation to Higher Education securities contributed negatively towards our relative performance for the annual period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington Municipal Bond Fund, assuming the maximum sales load of 4.5%, from April 30, 2016 to April 30, 2026, compared to the Standard & Poor's Municipal Bond Index (broad-based securities market index), Standard & Poor’s Intermediate Municipal Bond Index and Standard & Poor’s Investment Grade Intermediate Municipal Bond Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Municipal Bond Fund — Class A (including 4.5% maximum sales load)	0.53%	(0.33)%	0.92%
Wilmington Municipal Bond Fund — Class A (excluding sales load)	5.26%	0.58%	1.39%
Standard & Poor's Municipal Bond Index	5.99%	0.93%	2.13%
Standard & Poor’s Intermediate Municipal Bond Index	6.09%	1.22%	2.21%
Standard & Poor’s Investment Grade Intermediate Municipal Bond Index	6.12%	1.16%	2.14%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visitwww.wilmingtonfunds.com.
Net Assets	$ 365,925,155
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 1,147,843
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$365,925,155
Total number of portfolio holdings	202
Total advisory fees paid	$1,147,843
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
General	22.1%
General Obligations	13.0%
Medical	12.9%
Airport	12.0%
Transportation	8.7%
Higher Education	7.3%
Power	6.8%
School District	6.4%
Water	3.7%
Education	2.8%
Utilities	1.7%
Student Loan	1.2%
Development	0.8%
Tobacco Settlement	0.3%
Money Market Fund	0.3%
CREDIT QUALITY DIVERSIFICATION
(as a % of Total Investments)
AAA / Aaa	9.4%
AA / Aa	28.4%
A	47.8%
BBB / Baa	11.6%
Not Rated	2.8%

The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	The Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ.
C000107168 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Real Asset Fund
Class Name	Class A
Trading Symbol	WMMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington Real Asset Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Real Asset Fund (Class A)	$94	0.82%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund’s Class A shares (excluding sales load) returned 28.44%.
  The Fund had positive performance but underperformed the Blended Index, which consisted of a 50% weighting to the Bloomberg Commodity Index and 50% to the S&P Developed Property Index.
  The Fund’s performance against the broad-based market indexes was mixed with it underperforming the MSCI All Country World Index but outperforming the Bloomberg U.S. Aggregate Bond Index.
  Both the Fund’s Commodity/Other Real Assets exposure and Real Estate exposure were positive but slightly trailed their respective benchmarks.
What contributed to performance?
Within Real Estate, the Fund’s Developed International outperformed. Within Commodities, the Fund’s natural resource equities position was up nearly 50% and 2 of 3 commodity futures managers outperformed.
What detracted from performance?
Within Real Estate, the Fund’s US exposure was positive but detracted relative to the index. Within Commodities/Other Real Assets, the Fund’s MLP position was positive but detracted.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington Real Asset Fund, assuming the maximum sales load of 5.5%, from April 30, 2016 to April 30, 2026, compared to the MSCI ACWI Index (Net) (broad-based securities market index), Bloomberg U.S. Aggregate Bond Index (broad-based securities market index), Real Asset Blended Index and Bloomberg Commodity Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Real Asset Fund — Class A (including 5.5% maximum sales load)	21.40%	5.90%	5.39%
Wilmington Real Asset Fund — Class A (excluding sales load)	28.44%	7.11%	5.99%
MSCI ACWI Index (Net)	31.00%	10.68%	12.25%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Real Asset Blended Index	31.50%	7.84%	6.67%
Bloomberg Commodity Index	44.82%	13.17%	7.58%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visit www.wilmingtonfunds.com.
Net Assets	$ 473,950,945
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 1,704,538
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$473,950,945
Total number of portfolio holdings	426
Total advisory fees paid	$1,704,538
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Real Estate Related Real Estate Investment Trusts	31.4%
Real Estate Related Exchange-Traded Funds	8.3%
Real Estate Related Common Stocks	7.1%
Real Estate Related Investment Company	3.4%
Commodity Related Investment Companies	45.8%
Commodity Related Exchange-Traded Funds	1.9%
Money Market Fund	1.4%
Cash Collateral Invested for Securities on Loan	0.7%

C000107169 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Real Asset Fund
Class Name	Class I
Trading Symbol	WMRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington Real Asset Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Real Asset Fund (Class I)	$65	0.57%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund’s Class I shares (excluding sales load) returned 28.76%.
  The Fund had positive performance but underperformed the Blended Index, which consisted of a 50% weighting to the Bloomberg Commodity Index and 50% to the S&P Developed Property Index.
  The Fund’s performance against the broad-based market indexes was mixed with it underperforming the MSCI All Country World Index but outperforming the Bloomberg U.S. Aggregate Bond Index.
  Both the Fund’s Commodity/Other Real Assets exposure and Real Estate exposure were positive but slightly trailed their respective benchmarks.
What contributed to performance?
Within Real Estate, the Fund’s Developed International outperformed. Within Commodities, the Fund’s natural resource equities position was up nearly 50% and 2 of 3 commodity futures managers outperformed.
What detracted from performance?
Within Real Estate, the Fund’s US exposure was positive but detracted relative to the index. Within Commodities/Other Real Assets, the Fund’s MLP position was positive but detracted.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington Real Asset Fund from April 30, 2016 to April 30, 2026, compared to the MSCI ACWI Index (Net) (broad-based securities market index), Bloomberg U.S. Aggregate Bond Index (broad-based securities market index), Real Asset Blended Index and Bloomberg Commodity Index.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Real Asset Fund — Class I	28.76%	7.39%	6.26%
MSCI ACWI Index (Net)	31.00%	10.68%	12.25%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Real Asset Blended Index	31.50%	7.84%	6.67%
Bloomberg Commodity Index	44.82%	13.17%	7.58%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visitwww.wilmingtonfunds.com.
Net Assets	$ 473,950,945
Holdings Count | Holding	426
Advisory Fees Paid, Amount	$ 1,704,538
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$473,950,945
Total number of portfolio holdings	426
Total advisory fees paid	$1,704,538
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Real Estate Related Real Estate Investment Trusts	31.4%
Real Estate Related Exchange-Traded Funds	8.3%
Real Estate Related Common Stocks	7.1%
Real Estate Related Investment Company	3.4%
Commodity Related Investment Companies	45.8%
Commodity Related Exchange-Traded Funds	1.9%
Money Market Fund	1.4%
Cash Collateral Invested for Securities on Loan	0.7%

C000107171 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Global Alpha Equities Fund
Class Name	Class I
Trading Symbol	WRAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington Global Alpha Equities Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Global Alpha Equities Fund (Class I)	$129	1.24%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund’s Class I shares returned 8.53%.
  The Wilmington Global Alpha Equities Fund had positive performance but underperformed the HFRX Equity Hedge Index and the broad-based market index, the MSCI ACWI Index, during the last fiscal year.
  Three of the nine active strategies within the Fund outperformed the global equities, as measured by the MSCI ACWI Index.
  Three of nine active managers outperformed their specific strategy benchmarks.
What contributed to performance?
Top performing exposures were in the International Value Strategy, and the Mega Cap completion sleeves.
What detracted from performance?
The hedging portfolio, which consists of short positions in equity index futures contracts detracted from absolute performance as equities rose for the period. The Fund’s China manager and Quality managers contributed positive returns, but underperformed their benchmarks and the MSCI ACWI.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington Global Alpha Equities Fund from April 30, 2016 to April 30, 2026, compared to the MSCI ACWI Index (Net) (broad-based securities market index) and HFRX Equity Hedge Index.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Global Alpha Equities Fund — Class I	8.53%	5.15%	5.32%
MSCI ACWI Index (Net)	31.00%	10.68%	12.25%
HFRX Equity Hedge Index	14.07%	6.24%	5.46%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visitwww.wilmingtonfunds.com.
Net Assets	$ 242,419,971
Holdings Count | Holding	738
Advisory Fees Paid, Amount	$ 2,276,437
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$242,419,971
Total number of portfolio holdings	738
Total advisory fees paid	$2,276,437
Portfolio turnover rate as of the end of the reporting period	66%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	94.8%
Money Market Fund	4.7%
Exchange-Traded Funds	0.3%
Preferred Stocks	0.2%
Long Equity Index Futures (Notional Value)	1.5%
Short Equity Index Futures (Notional Value)	(47.1)%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Information Technology	21.4%
Financials	16.6%
Industrials	12.9%
Consumer Discretionary	10.0%
Health Care	8.6%
Communication Services	7.9%
Consumer Staples	4.8%
Materials	4.1%
Energy	3.3%
Real Estate	2.6%
Utilities	2.6%
COUNTRY ALLOCATION
(as a % of Total Investments)
United States	46.0%
Japan	16.4%
United Kingdom	5.1%
China	3.9%
France	3.7%
Netherlands	2.3%
Germany	2.2%
Canada	2.0%
Taiwan	1.7%
Switzerland	1.4%
Hong Kong	1.4%
Italy	1.3%
South Korea	1.2%
Other Countries	6.7%

C000107170 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Global Alpha Equities Fund
Class Name	Class A
Trading Symbol	WRAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington Global Alpha Equities Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Global Alpha Equities Fund (Class A)	$155	1.49%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund’s Class A shares (excluding sales load) returned 8.21%.
  The Wilmington Global Alpha Equities Fund had positive performance but underperformed the HFRX Equity Hedge Index and the broad-based market index, the MSCI ACWI Index, during the last fiscal year.
  Three of the nine active strategies within the Fund outperformed the global equities, as measured by the MSCI ACWI Index.
  Three of nine active managers outperformed their specific strategy benchmarks.
What contributed to performance?
Top performing exposures were in the International Value Strategy, and the Mega Cap completion sleeves.
What detracted from performance?
The hedging portfolio, which consists of short positions in equity index futures contracts detracted from absolute performance as equities rose for the period. The Fund’s China manager and Quality managers contributed positive returns, but underperformed their benchmarks and the MSCI ACWI.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $10,000 in Class A of the Wilmington Global Alpha Equities Fund, assuming the maximum sales load of 5.5%, from April 30, 2016 to April 30, 2026, compared to the MSCI ACWI Index (Net) (broad-based securities market index) and HFRX Equity Hedge Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Global Alpha Equities Fund — Class A (including 5.5% maximum sales load)	2.26%	3.70%	4.45%
Wilmington Global Alpha Equities Fund — Class A (excluding sales load)	8.21%	4.89%	5.04%
MSCI ACWI Index (Net)	31.00%	10.68%	12.25%
HFRX Equity Hedge Index	14.07%	6.24%	5.46%

No Deduction of Taxes [Text Block]	The total return shown assumes the reinvestment of all distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	For the most recent month-end performance, please visitwww.wilmingtonfunds.com.
Net Assets	$ 242,419,971
Holdings Count | Holding	738
Advisory Fees Paid, Amount	$ 2,276,437
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$242,419,971
Total number of portfolio holdings	738
Total advisory fees paid	$2,276,437
Portfolio turnover rate as of the end of the reporting period	66%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	94.8%
Money Market Fund	4.7%
Exchange-Traded Funds	0.3%
Preferred Stocks	0.2%
Long Equity Index Futures (Notional Value)	1.5%
Short Equity Index Futures (Notional Value)	(47.1)%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Information Technology	21.4%
Financials	16.6%
Industrials	12.9%
Consumer Discretionary	10.0%
Health Care	8.6%
Communication Services	7.9%
Consumer Staples	4.8%
Materials	4.1%
Energy	3.3%
Real Estate	2.6%
Utilities	2.6%
COUNTRY ALLOCATION
(as a % of Total Investments)
United States	46.0%
Japan	16.4%
United Kingdom	5.1%
China	3.9%
France	3.7%
Netherlands	2.3%
Germany	2.2%
Canada	2.0%
Taiwan	1.7%
Switzerland	1.4%
Hong Kong	1.4%
Italy	1.3%
South Korea	1.2%
Other Countries	6.7%

C000107172 [Member]
Shareholder Report [Line Items]
Fund Name	Wilmington Large-Cap Strategy Fund
Class Name	Class I
Trading Symbol	WMLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wilmington Large-Cap Strategy Fund (“Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wilmingtonfunds.com/fundreports. You can also request this information by contacting us at 1-800-836-2211.
Additional Information Phone Number	1-800-836-2211
Additional Information Website	wilmingtonfunds.com/fundreports
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Wilmington Large-Cap Strategy Fund (Class I)	$29	0.25%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2026, the Fund's Class I shares returned 30.12%.
  For the same period, the Russell 1000 Index (the “Index”) returned 30.42%.
  During the same period the Fund maintained sector weightings in line with the benchmark Index resulting in similar performance.
The Fund ended the annual fiscal year up, led by the following sectors: technology, communication services and industrials.  Real estate, consumer staples, and utilities were the worst performing sectors indicating weaker defense sectors. The Artificial Intelligence (AI) theme continued to play out as technology was the best performing sector over this period. AI positivity permeated into strong performance in communication services and industrial companies that benefit from the buildout of AI data center capacity.  Overall, uncertainty in the equity market from the Iran conflict had a subdued effect on markets as the growth acceleration in AI spend overshadowed the potential dampening effects of high oil prices.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Line Graph [Table Text Block]
How has the Fund historically performed?
The graph below illustrates a hypothetical investment of $100,000 in Class I of the Wilmington Large-Cap Strategy Fund from April 30, 2016 to April 30, 2026, compared to the Russell 1000® Index (broad-based securities market index).
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Years
Wilmington Large-Cap Strategy Fund — Class I	30.12%	12.10%	14.91%
Russell 1000® Index	30.42%	12.32%	15.01%

Net Assets	$ 614,089,137
Holdings Count | Holding	1,020
Advisory Fees Paid, Amount	$ 806,759
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$614,089,137
Total number of portfolio holdings	1,020
Total advisory fees paid	$806,759
Portfolio turnover rate as of the end of the reporting period	7%

Holdings [Text Block]
What Did the Fund Invest In?
(as of April 30, 2026)
PORTFOLIO COMPOSITION
(as a % of Total Investments)
Common Stocks	99.2%
Cash Collateral Invested for Securities on Loan	0.7%
Investment Companies	0.1%
SECTOR CLASSIFICATION
(as a % of Total Investments)
Information Technology	33.0%
Financials	12.3%
Communication Services	10.7%
Consumer Discretionary	10.1%
Industrials	9.8%
Health Care	8.5%
Consumer Staples	4.7%
Energy	3.5%
Utilities	2.3%
Real Estate	2.2%
Materials	2.1%